Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

CLAWBACK POLICY

The Company has adopted a Policy Relating to Recovery of Erroneously Awarded Compensation (the “Clawback Policy”) in compliance with Exchange Act Rule 10D-1 and the corresponding NASDAQ Listing Standards. The Clawback Policy addresses the recovery of amounts from incentive-based awards in the event the Company must prepare an accounting restatement to correct the Company’s material noncompliance with any financial reporting requirement under securities laws, including restatements that correct an error in previously issued financial statements (a) that is material to the previously issued financial statements or (b) that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period. The Clawback Policy applies to current and former executive officers of the Company and reflects the Company’s culture that emphasizes accountability based on performance.